Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
100 bps increase - Yield curve [member] | Insurance and reinsurance liabilities [member]
Effect of changes in interest rates [Line items]
CSM	€ 87	€ 49
Net result	656	742
Shareholders' equity	3,047	4,009
100 bps increase - Yield curve [member] | Financial instruments [member]
Effect of changes in interest rates [Line items]
Net result	(11)	(12)
Shareholders' equity	(662)	(729)
100 bps increase - Yield curve [member] | Insurance and reinsurance assets [member]
Effect of changes in interest rates [Line items]
CSM	(1)
Net result	(553)	(717)
Shareholders' equity	(2,835)	(3,596)
100 bps decrease - Yield curve [member] | Insurance and reinsurance liabilities [member]
Effect of changes in interest rates [Line items]
CSM	(91)	(50)
Net result	(872)	(989)
Shareholders' equity	(3,874)	(5,113)
100 bps decrease - Yield curve [member] | Financial instruments [member]
Effect of changes in interest rates [Line items]
Net result	14	15
Shareholders' equity	780	859
100 bps decrease - Yield curve [member] | Insurance and reinsurance assets [member]
Effect of changes in interest rates [Line items]
Net result	695	957
Shareholders' equity	€ 3,257	€ 4,255